Financial instruments and risks - Summary of Maturity Profile of Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Lease liabilities	$ 18,233	$ 14,560
Accounts payable	6,181	6,737
Accrued expenses	14,505	15,972
Total contractual liabilities	38,919	37,269
Within 1 year
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Lease liabilities	2,950	2,018
Accounts payable	6,181	6,737
Accrued expenses	14,505	15,972
Total contractual liabilities	23,636	24,727
Between 1 and 5 years
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Lease liabilities	8,862	8,467
Accounts payable	0	0
Accrued expenses	0	0
Total contractual liabilities	8,862	8,467
After 5 years
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Lease liabilities	6,421	4,075
Accounts payable	0	0
Accrued expenses	0	0
Total contractual liabilities	6,421	4,075
Net carrying amount
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Lease liabilities	16,743	13,059
Accounts payable	6,181	6,737
Accrued expenses	14,505	15,972
Total contractual liabilities	$ 37,429	$ 35,768